Post-employee benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) - Plan deficit - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	$ (28,062)	$ (27,179)
Fair value of plan assets	26,867	25,850
Plan surplus (deficit)	(1,195)	(1,329)
FUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(25,790)	(24,961)
Fair value of plan assets	26,493	25,474
Plan surplus (deficit)	703	513
PARTIALLY FUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(1,964)	(1,918)
Fair value of plan assets	374	376
Plan surplus (deficit)	(1,590)	(1,542)
UNFUNDED
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(308)	(300)
Fair value of plan assets	0	0
Plan surplus (deficit)	$ (308)	$ (300)